ADVANCED SERIES TRUST

AST Bond Portfolio 2019

AST Bond Portfolio 2020

AST Bond Portfolio 2021

AST Bond Portfolio 2022

AST Bond Portfolio 2023

AST Bond Portfolio 2024

AST Bond Portfolio 2025

AST Bond Portfolio 2026

AST Bond Portfolio 2027

AST Bond Portfolio 2028

AST Bond Portfolio 2029

AST Bond Portfolio 2030

AST Investment Grade Bond Portfolio

Supplement dated August 26, 2019 to the

Currently Effective Prospectus

   and Statement of Additional Information

This supplement should be read in conjunction with the currently effective Prospectus (the Prospectus) and Statement of Additional Information (SAI) for Advanced Series Trust relating to the Portfolios listed above (the Portfolios). The Portfolios discussed in this supplement may not be available under your variable contract. For more information about the portfolios available under your variable contract, please refer to your contract prospectus. Defined terms herein that are not otherwise defined shall have meanings given to them in each Prospectus and SAI.

Malcolm Dalrymple, one of the portfolio managers for each of the Portfolios, has announced his intention to retire on or about August 31, 2019. Effective immediately, Gregory Peters will replace Malcolm Dalrymple as a Portfolio Manager for the Portfolios. Richard Piccirillo, Erik Schiller, CFA, and David Del Vecchio will continue to serve as portfolio managers for the Portfolios.

To reflect these changes, the Trust's Prospectus is hereby revised as follows:

I.All references and information pertaining to Malcolm Dalrymple are hereby deleted.

II.The tables in the sections of the Prospectus relating to the Portfolios entitled "Summary: AST Bond Portfolio 2019 -

Management of the Portfolio, Summary: AST Bond Portfolio 2020 - Management of the Portfolio, Summary: AST Bond

Portfolio 2021 - Management of the Portfolio, Summary: AST Bond Portfolio 2022 - Management of the Portfolio,

Summary: AST Bond Portfolio 2023 - Management of the Portfolio, Summary: AST Bond Portfolio 2024 - Management

of the Portfolio, Summary: AST Bond Portfolio 2025 - Management of the Portfolio, Summary: AST Bond Portfolio 2026

- Management of the Portfolio, Summary: AST Bond Portfolio 2027 - Management of the Portfolio, Summary: AST Bond

Portfolio 2028 - Management of the Portfolio, Summary: AST Bond Portfolio 2029 - Management of the Portfolio,

Summary: AST Bond Portfolio 2030 - Management of the Portfolio, Summary: AST Investment Grade Bond Portfolio - Management of the Portfolio" and the section of each Summary Prospectus entitled "Management of the Portfolio" are hereby revised by deleting the information regarding Malcolm Dalrymple and adding the following information with respect to Gregory Peters:

Investment	Subadviser	Portfolio	Title	Service Date
Managers		Managers
PGIM Investments	PGIM Fixed	Gregory Peters	Managing Director	August 2019
LLC	Income		and Head of Multi-
Sector and Strategy
AST Investment
Services, Inc.*

*AST Investment Services, Inc. does not serve as a co-manager on AST Bond Portfolio 2026, AST Bond Portfolio 2027, AST Bond Portfolio 2028, AST Bond Portfolio 2029 and AST Bond Portfolio 2030.

III.The following is hereby added to the last paragraph in the section of the Prospectus entitled "HOW THE TRUST IS MANAGED – Portfolio Managers":

Gregory Peters is a Managing Director and Head of Multi-Sector and Strategy. Mr. Peters is a senior portfolio manager for Core, Long Government/Credit, Core Plus, Absolute Return, and other multi-sector Fixed Income strategies, in addition to having oversight of the firm's investment strategy function. Prior to joining PGIM Fixed Income in 2014, Mr. Peters was the Chief Global Cross Asset Strategist at Morgan Stanley and responsible for the Firm's macro research and asset allocation strategy. In addition, he was Morgan Stanley's Global Director of Fixed Income & Economic Research and served on the Firm Risk, Investment, Asset Allocation, Global Credit, and Global Fixed Income Operating Committees. Earlier, Mr. Peters worked at Salomon Smith Barney and the Department of U.S. Treasury. Mr. Peters has been recognized by Institutional Investor magazine for his efforts in macro, fixed income, high yield and investment grade strategies. Mr. Peters was also recently recognized as Business Insider's Top Analysts and Top Analyst's to Watch by CEO World. Mr. Peters earned a BA in Finance from The College of New Jersey and an MBA from Fordham University. He is also a member of the Fixed Income Analyst Society and the Bond Market Association. Mr. Peters was named Morningstar's 2017 Fixed Income Manager of The Year for PGIM Total Return Bond Fund, and a 2018 winner of the Pension and Investment Provider Award for Global Multi-Asset Credit.

IV. The table in Part I of the SAI entitled "PORTFOLIO MANAGERS: OTHER ACCOUNTS" is hereby revised by deleting in its entirety the information regarding Malcolm Dalrymple and adding the following information with respect to the Portfolio:

Subadvisor	Portfolio	Registered	Other Pooled	Other	Ownership of
	Managers	Investment	Investment	Accounts*	Portfolio
		Companies*	Vehicles*		Securities*
PGIM	Gregory Peters	16/	13/	57/	None
Investments LLC		$69,430,377,863	$20,622,834,259	$32,257,658,817

*Information is as of June 30, 2019.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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